Suspended Exploratory Well Costs (Tables)	12 Months Ended
Dec. 31, 2017
SUSPENDED EXPLORATORY WELL COSTS
Schedule of capitalized well cost rollforward
($ millions)	2017	2016

Beginning of year	—	212

Additions	—	209

Transfers to oil and gas assets	—	(65)

Capitalized exploratory well costs charged to expense	—	(356)

End of year	—	—